Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Core Fund	Jan. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	13.27%
5 Years	13.03%
10 Years	12.13%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.82%
5 Years	9.96%
10 Years	10.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.52%
5 Years	9.53%
10 Years	9.58%
Investor C Shares
Average Annual Return:
1 Year	17.71%
5 Years	13.39%
10 Years	11.98%
Institutional Shares
Average Annual Return:
1 Year	19.87%
5 Years	14.55%
10 Years	13.03%
Class R Shares
Average Annual Return:
1 Year	19.28%
5 Years	13.96%
10 Years	12.40%